Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of Inventories	The inventories consist of the following:
	December 31, 2023	December 31, 2022
Raw materials	$1,882,987	$339,665
finished goods	29,070,596	31,270,212
Inventories	$30,953,583	$31,609,877